Consolidated Statements of Other Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
+ Net profit (loss)	€ (23,719)	€ 67,259	€ (101,221)
Actuarial gains and losses net of tax	258	216	196
that will never be reclassified to profit or loss	258	216	196
Exchange differences on translation of foreign operations	(1,366)	113	(106)
that are or may be reclassified to profit or loss	(1,366)	113	(106)
Total comprehensive income (loss)	(24,827)	67,589	(101,131)
Attributable to owners of the Company	€ (24,827)	€ 67,589	€ (101,131)